Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Net Income	¥ 2,788,547	$ 405,577	¥ 2,144,463	¥ 978,969
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	148,238	21,560	78,885	55,845
Amortization of intangible assets	93,030	13,531	4,784
Share-based compensation	580,813	84,476	334,973	210,839
Share of income on equity method investments	(48,660)	(7,077)	(39,729)	(23,194)
Impairment loss on long-term investments	43,200	6,283	30,085	39,283
Impairment loss on intangible assets			1,266
Loss (gain) on disposal of property and equipment	(1,283)	(187)	112	107
Provision (reversal) of allowance for doubtful accounts	(585)	(85)	585
Changes in operating assets and liabilities
Accounts receivable	(440,644)	(64,089)	(7,725)	(154,000)
Prepaid expenses and other current assets	(67,304)	(9,789)	(306,838)	(104,992)
Amount due from related parties	33,463	4,867	(32,846)	6,998
Deferred tax assets	(10,961)	(1,594)	(44,883)	(1,942)
Rental deposits	(3,817)	(555)	(10,902)	(2,022)
Other non-current assets	(45,534)	(6,623)	(5,234)
Accounts payable	233,713	33,992	174,290	213,521
Income tax payable	(38,791)	(5,642)	152,277	26,948
Deferred revenue	(14,249)	(2,072)	135,443	103,432
Accrued expenses and other current liabilities	51,903	7,549	292,054	103,936
Amount due to related parties	43,024	6,258	(16,070)	11,113
Deferred tax liability	(22,923)	(3,334)	(969)
Other non-current liabilities	6,538	951	2,086	1,449
Net cash provided by operating activities	3,327,718	483,997	2,886,107	1,466,290
Cash flows from investing activities
Purchase of property and equipment	(242,843)	(35,320)	(218,627)	(46,839)
Proceeds from disposal of property and equipment	2,214	322	59	418
Payment for long-term investments	(65,125)	(9,472)	(53,928)	(96,365)
Prepayment for long-term investments	(55,000)	(7,999)	(50,000)	(18,000)
Payment for acquired intangible assets			(18,979)
Payment for business acquisition, net of cash acquired	(3,318,841)	(482,705)
Purchase of term deposits	(20,287,302)	(2,950,666)	(4,028,058)	(3,378,030)
Cash received on maturity of term deposits	13,922,393	2,024,928	4,191,859	2,737,897
Payment for short-term investments	(457,200)	(66,497)	(15,700)
Cash received from sales of short-term investment	467,700	68,024	5,200
Net cash used in investing activities	(10,034,004)	(1,459,385)	(188,174)	(800,919)
Cash flows from financing activities
Capital contribution from non-controlling interest shareholder	12	2	490
Deferred payment of purchase of property and equipment	(8,562)	(1,245)	(1,496)	(2,084)
Proceeds from exercise of share options	5,313	773	3,839	2,208
Proceeds from bank loan	1,913,190	278,262
Repayment of bank loan	(2,041,680)	(296,950)
Proceeds from issuance of convertible notes, net of issuance cost of RMB114,382	4,819,678	700,993
Net cash provided by financing activities	4,687,951	681,835	2,833	124
Effect of exchange rate changes	24,175	3,515	(26,840)	24,990
Net increase (decrease) in cash and cash equivalents	(1,994,160)	(290,038)	2,673,926	690,485
Cash and cash equivalents at the beginning of year	4,462,194	648,999	1,788,268	1,097,783
Cash and cash equivalents at the end of year	2,468,034	358,961	4,462,194	1,788,268
Non-cash investing and financing activities
Payable for purchase of property and equipment	49,407	7,186	47,267	4,321
Payable for repurchase of ordinary shares	44,347	6,450	¥ 41,966	¥ 44,782
Deferred consideration in connection with business acquisition	469,274	68,253
Ordinary shares issued for the acquisition of Tantan Limited.	¥ 784,215	$ 122,350